Restricted Cash and Other Deposits (Tables)	12 Months Ended
Jun. 30, 2025
Restricted Cash and Other Deposits [Abstract]
Schedule of Restricted Cash and Other Deposits
	30 June 2025 $	30 June 2024 $
Funds held on deposit against offtake prepayment (i)	15,447,516	15,000,000
Term deposits (ii)	22,662	20,679
	15,470,178	15,020,679

(i)	On 1 June 2024, Bayerische Motoren Werkte Aktiengesellschaft (BMW) transferred funds of US $15 million to ECM Lithium in relation to the offtake of battery grade lithium hydroxide (LiOH) from the Wolfsberg Project. The Balance at 30 June 2025 includes accrued interest of $447,516. The funds are held in a deposit account secured against a US $15 million bank guarantee (note 19) and are to be offset against LiOH delivered to BMW.

(ii)	Restricted cash relates to the bank guarantees provided by ECM Lithium to the value of €20,000 in respect of any unrepaired damage to property at the Wolfsberg Project. These deposits are subject to restrictions and are therefore not available for general use by the entities within the Group.